Summary of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Overview
Overview

The accompanying Consolidated Financial Statements include the accounts of Unity Bancorp, Inc. (the “Parent Company”) and its wholly-owned subsidiary, Unity Bank (the “Bank” or when consolidated with the Parent Company, the “Company”).  All significant intercompany balances and transactions have been eliminated in consolidation.

Unity Bancorp, Inc. is a bank holding company incorporated in New Jersey and registered under the Bank Holding Company Act of 1956, as amended.  Its wholly-owned subsidiary, the Bank, is chartered by the New Jersey Department of Banking and Insurance.  The Bank provides a full range of commercial and retail banking services through eighteen branch offices located in Bergen, Hunterdon, Middlesex, Somerset, Union and Warren counties in New Jersey and Northampton County in Pennsylvania.  These services include the acceptance of demand, savings, and time deposits and the extension of consumer, real estate, Small Business Administration (“SBA”) and other commercial credits.

Unity Bank has nine wholly-owned subsidiaries: Unity Investment Services, Inc., AJB Residential Realty Enterprises, Inc., AJB Commercial Realty, Inc., MKCD Commercial, Inc., JAH Commercial, Inc., UB Commercial LLC, ASBC Holdings LLC, Unity Property Holdings 1, Inc., and Unity Property Holdings 2, Inc.  Unity Investment Services, Inc. is used to hold and administer part of the Bank’s investment portfolio.  The other subsidiaries hold, administer and maintain the Bank’s other real estate owned (“OREO”) properties. Unity Investment Services, Inc. has one subsidiary, Unity Delaware Investment 2, Inc., which has one subsidiary, Unity NJ REIT, Inc.  Unity NJ REIT, Inc. was formed in 2013 to hold loans.

The Company has two wholly-owned subsidiaries: Unity (NJ) Statutory Trust II and Unity Risk Management, Inc. For additional information on Unity (NJ) Statutory Trust II, see Note 9 to the Consolidated Financial Statements. Unity Risk Management, Inc. is the Company's captive insurance company that insures risks to the bank not insured by the traditional commercial insurance market.

Use Of Estimates in the Preparation of Financial Statements
Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Amounts requiring the use of significant estimates include the allowance for loan losses, valuation of deferred tax and servicing assets, the carrying value of loans held for sale and other real estate owned, the valuation of securities and the determination of other-than-temporary impairment for securities and fair value disclosures.  Actual results could differ from those estimates.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents include cash on hand, amounts due from banks, federal funds sold and interest-bearing deposits.
Securities
Securities

The Company classifies its securities into two categories, available for sale and held to maturity.

Securities that are classified as available for sale are stated at fair value.  Unrealized gains and losses on securities available for sale are generally excluded from results of operations and are reported as other comprehensive income, a separate component of shareholders’ equity, net of taxes.  Securities classified as available for sale include securities that may be sold in response to changes in interest rates, changes in prepayment risks or for asset/liability management purposes.  The cost of securities sold is determined on a specific identification basis.  Gains and losses on sales of securities are recognized in the Consolidated Statements of Income on the date of sale.

Securities are classified as held to maturity based on management’s intent and ability to hold them to maturity.  Such securities are stated at cost, adjusted for unamortized purchase premiums and discounts using the level yield method.

If transfers between the available for sale and held to maturity portfolios occur, they are accounted for at fair value and unrealized holding gains and losses are accounted for at the date of transfer.  For securities transferred to available for sale from held to maturity, unrealized gains or losses as of the date of the transfer are recognized in other comprehensive income (loss), a separate component of shareholders’ equity.  For securities transferred into the held to maturity portfolio from the available for sale portfolio, unrealized gains or losses as of the date of transfer continue to be reported in other comprehensive income (loss), and are amortized over the remaining life of the security as an adjustment to its yield, consistent with amortization of the premium or accretion of the discount.

For additional information on securities, see Note 3 to the Consolidated Financial Statements.

Other-Than-Temporary Impairment

The Company has a process in place to identify debt securities that could potentially incur credit impairment that is other-than-temporary.  This process involves monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.  Management evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market concern warrants such evaluation.  This evaluation considers relevant facts and circumstances in evaluating whether a credit or interest rate-related impairment of a security is other-than-temporary.  Relevant facts and circumstances considered include: (1) the extent and length of time the fair value has been below cost; (2) the reasons for the decline in value; (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events and (4) for fixed maturity securities, the intent to sell a security or whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost which, in some cases, may extend to maturity.

For debt securities that are considered other-than-temporarily impaired where management has no intent to sell and the Company has no requirement to sell prior to recovery of its amortized cost basis, the amount of the impairment is separated into the amount that is credit related (credit loss component) and the amount due to all other factors.  The credit loss component is recognized in earnings and is the difference between the security’s amortized cost basis and the present value of its expected future cash flows.  The remaining difference between the security’s fair value and the present value of future expected cash flows is due to factors that are not credit related and is recognized in other comprehensive income.  For debt securities where management has the intent to sell, the amount of the impairment is reflected in earnings as realized losses.

The present value of expected future cash flows is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security at the date of purchase or the current yield to accrete an asset-backed or floating rate security.  The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security.  The asset-backed securities cash flow estimates are based on bond specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees.  The corporate bond cash flow estimates are derived from scenario-based outcomes of expected corporate restructurings or the disposition of assets using bond specific facts and circumstances including timing, security interests and loss severity.

Transfers of Financial Assets
Transfers of Financial Assets

Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered.  Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Loans
Loans

Loans Held for Sale

Loans held for sale represent the guaranteed portion of SBA loans and are reflected at the lower of aggregate cost or market value.  The Company originates loans to customers under an SBA program that historically has provided for SBA guarantees of up to 90 percent of each loan.  The Company generally sells the guaranteed portion of its SBA loans to a third party and retains the servicing, holding the nonguaranteed portion in its portfolio.  The net amount of loan origination fees on loans sold is included in the carrying value and in the gain or loss on the sale.  When sales of SBA loans do occur, the premium received on the sale and the present value of future cash flows of the servicing assets are recognized in income.  All criteria for sale accounting must be met in order for the loan sales to occur; see details under the “Transfers of Financial Assets” heading above.

Servicing assets represent the estimated fair value of retained servicing rights, net of servicing costs, at the time loans are sold.  Servicing assets are amortized in proportion to, and over the period of, estimated net servicing revenues.  Impairment is evaluated based on stratifying the underlying financial assets by date of origination and term.  Fair value is determined using prices for similar assets with similar characteristics, when available, or based upon discounted cash flows using market-based assumptions.  Any impairment, if temporary, would generally be reported as a valuation allowance.

Serviced loans sold to others are not included in the accompanying Consolidated Balance Sheets.  Income and fees collected for loan servicing are credited to noninterest income when earned, net of amortization on the related servicing assets.

For additional information on servicing assets, see Note 4 to the Consolidated Financial Statements.

Loans Held for Investment

Loans held for investment are stated at the unpaid principal balance, net of unearned discounts and deferred loan origination fees and costs.  In accordance with the level yield method, loan origination fees, net of direct loan origination costs, are deferred and recognized over the estimated life of the related loans as an adjustment to the loan yield.  Interest is credited to operations primarily based upon the principal balance outstanding.

Loans are reported as past due when either interest or principal is unpaid in the following circumstances: fixed payment loans when the borrower is in arrears for two or more monthly payments; open end credit for two or more billing cycles; and single payment notes if interest or principal remains unpaid for 30 days or more.

Nonperforming loans consist of loans that are not accruing interest as a result of principal or interest being delinquent for a period of 90 days or more or when the ability to collect principal and interest according to the contractual terms is in doubt (nonaccrual loans).  When a loan is classified as nonaccrual, interest accruals are discontinued and all past due interest previously recognized as income is reversed and charged against current period earnings.  Generally, until the loan becomes current, any payments received from the borrower are applied to outstanding principal until such time as management determines that the financial condition of the borrower and other factors merit recognition of a portion of such payments as interest income.  Loans may be returned to an accrual status when the ability to collect is reasonably assured and when the loan is brought current as to principal and interest.

Loans are charged off when collection is sufficiently questionable and when the Company can no longer justify maintaining the loan as an asset on the balance sheet.  Loans qualify for charge-off when, after thorough analysis, all possible sources of repayment are insufficient.  These include: 1) potential future cash flows, 2) value of collateral, and/or 3) strength of co-makers and guarantors.  All unsecured loans are charged off upon the establishment of the loan’s nonaccrual status.  Additionally, all loans classified as a loss or that portion of the loan classified as a loss is charged off.  All loan charge-offs are approved by the Board of Directors.

Troubled debt restructurings ("TDRs") occur when a creditor, for economic or legal reasons related to a debtor’s financial condition, grants a concession to the debtor that it would not otherwise consider.  These concessions typically include reductions in interest rate, extending the maturity of a loan, or a combination of both. Interest income on accruing TDRs is credited to operations primarily based upon the principal amount outstanding, as stated in the paragraphs above.

The Company evaluates its loans for impairment.  A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  The Company has defined impaired loans to be all TDRs and nonperforming loans.  Impairment is evaluated in total for smaller-balance loans of a similar nature (consumer and residential mortgage loans), and on an individual basis for all other loans.  Impairment of a loan is measured based on the present value of expected future cash flows, discounted at the loan's effective interest rate, or as a practical expedient, based on a loan’s observable market price or the fair value of collateral, net of estimated costs to sell, if the loan is collateral-dependent.  If the value of the impaired loan is less than the recorded investment in the loan, the Company establishes a valuation allowance, or adjusts existing valuation allowances, with a corresponding charge to the provision for loan losses.

For additional information on loans, see Note 4 to the Consolidated Financial Statements.

Allowance for Loan Losses and Reserve for Unfunded Loan Commitments
Allowance for Loan Losses and Reserve for Unfunded Loan Commitments

The allowance for loan losses is maintained at a level management considers adequate to provide for probable loan losses as of the balance sheet date.  The allowance is increased by provisions charged to expense and is reduced by net charge-offs.

The level of the allowance is based on management’s evaluation of probable losses in the loan portfolio, after consideration of prevailing economic conditions in the Company’s market area, the volume and composition of the loan portfolio, and historical loan loss experience.  The allowance for loan losses consists of specific reserves for individually impaired credits and TDRs, reserves for nonimpaired loans based on historical loss factors adjusted for general economic factors and other qualitative risk factors such as changes in delinquency trends, industry concentrations or local/national economic trends.  This risk assessment process is performed at least quarterly, and, as adjustments become necessary, they are realized in the periods in which they become known.

Although management attempts to maintain the allowance at a level deemed adequate to provide for probable losses, future additions to the allowance may be necessary based upon certain factors including changes in market conditions and underlying collateral values.  In addition, various regulatory agencies periodically review the adequacy of the Company’s allowance for loan losses.  These agencies may require the Company to make additional provisions based on judgments about information available at the time of the examination.

The Company maintains a reserve for unfunded loan commitments at a level that management believes is adequate to absorb estimated probable losses.  Adjustments to the reserve are made through other expenses and applied to the reserve which is classified as other liabilities.

For additional information on the allowance for loan losses and reserve for unfunded loan commitments, see Note 5 to the Consolidated Financial Statements.

Premises and Equipment
Premises and Equipment

Land is carried at cost.  All other fixed assets are carried at cost less accumulated depreciation.  Depreciation is computed using the straight-line method over the estimated useful lives of the assets.  The useful life of buildings is not to exceed 30 years; furniture and fixtures is generally 10 years or less, and equipment is 3 to 5 years.  Leasehold improvements are depreciated over the life of the underlying lease.

For additional information on premises and equipment, see Note 6 to the Consolidated Financial Statements.

Bank Owned Life Insurance
Bank Owned Life Insurance

The Company purchased life insurance policies on certain members of management.  Bank owned life insurance is recorded at its cash surrender value or the amount that can be realized.

Federal Home Loan Bank Stock
Federal Home Loan Bank Stock

Federal law requires a member institution of the Federal Home Loan Bank system to hold stock of its district FHLB according to a predetermined formula.  The stock is carried at cost.  Management reviews the stock for impairment based on the ultimate recoverability of the cost basis in the stock.  The stock’s value is determined by the ultimate recoverability of the par value rather than by recognizing temporary declines.  Management considers such criteria as the significance of the decline in net assets, if any, of the FHLB, the length of time this situation has persisted, commitments by the FHLB to make payments required by law or regulation, the impact of legislative and regulatory changes on the customer base of the FHLB and the liquidity position of the FHLB.

Other Real Estate Owned
Other Real Estate Owned

Other real estate owned is recorded at the fair value, less estimated costs to sell at the date of acquisition, with a charge to the allowance for loan losses for any excess of the loan carrying value over such amount.  Subsequently, OREO is carried at the lower of cost or fair value, as determined by current appraisals.  Certain costs that increase the value or extend the useful life in preparing properties for sale are capitalized to the extent that the appraisal amount exceeds the carry value, and expenses of holding foreclosed properties are charged to operations as incurred.

Appraisals

The Company requires current real estate appraisals on all loans that become OREO or in-substance foreclosure, loans that are classified substandard, doubtful or loss, or loans that are over $100,000 and nonperforming.  Prior to each balance sheet date, the Company values impaired collateral-dependent loans and OREO based upon a third party appraisal, broker's price opinion, drive by appraisal, automated valuation model, updated market evaluation, or a combination of these methods.  The amount is discounted for the decline in market real estate values (for original appraisals), for any known damage or repair costs, and for selling and closing costs.  The amount of the discount is dependent upon the method used to determine the original value.  The original appraisal is generally used when a loan is first determined to be impaired.  When applying the discount, the Company takes into consideration when the appraisal was performed, the collateral’s location, the type of collateral, any known damage to the property and the type of business.  Subsequent to entering impaired status and the Company determining that there is a collateral shortfall, the Company will generally, depending on the type of collateral, order a third party appraisal, broker's price opinion, automated valuation model or updated market evaluation.  Subsequent to receiving the third party results, the Company will discount the value 6 to 10 percent for selling and closing costs.

Income Taxes
Income Taxes

The Company follows Financial Accounting Standards Board Accounting Standards Codification ("FASB ASC") Topic 740, “Income Taxes,” which prescribes a threshold for the financial statement recognition of income taxes and provides criteria for the measurement of tax positions taken or expected to be taken in a tax return.  ASC 740 also includes guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition of income taxes.  Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis.  Deferred tax assets and liabilities are measured using the enacted tax rates applicable to taxable income for the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.  Valuation reserves are established against certain deferred tax assets when it is more likely than not that the deferred tax assets will not be realized.  Increases or decreases in the valuation reserve are charged or credited to the income tax provision.

When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that ultimately would be sustained.  The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any.  The evaluation of a tax position taken is considered by itself and not offset or aggregated with other positions.  Tax positions that meet the more likely than not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority.  The portion of benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the accompanying balance sheet along with any associated interest and penalties that would be payable to the taxing authorities upon examination.

Interest and penalties associated with unrecognized tax benefits are recognized in income tax expense on the income statement.

For additional information on income taxes, see Note 15 to the Consolidated Financial Statements.

Net Income Per Share
Net Income Per Share

Basic net income per common share is calculated as net income available to common shareholders divided by the weighted average common shares outstanding during the reporting period.

Diluted net income per common share is computed similarly to that of basic net income per common share, except that the denominator is increased to include the number of additional common shares that would have been outstanding if all potentially dilutive common shares, principally stock options, were issued during the reporting period utilizing the Treasury stock method.  However, when a net loss rather than net income is recognized, diluted earnings per share equals basic earnings per share.

For additional information on net income per share, see Note 16 to the Consolidated Financial Statements.

Stock-Based Compensation
Stock-Based Compensation

The Company accounts for its stock-based compensation awards in accordance with FASB ASC Topic 718, “Compensation – Stock Compensation,” which requires recognition of compensation expense related to stock-based compensation awards over the period during which an employee is required to provide service for the award.  Compensation expense is equal to the fair value of the award, net of estimated forfeitures, and is recognized over the vesting period of such awards.

For additional information on the Company’s stock-based compensation, see Note 18 to the Consolidated Financial Statements.

Fair Value
Fair Value

The Company follows FASB ASC Topic 820, “Fair Value Measurement and Disclosures,” which provides a framework for measuring fair value under generally accepted accounting principles.

For additional information on the fair value of the Company’s financial instruments, see Note 19 to the Consolidated Financial Statements.

Other Comprehensive Income (Loss)
Other Comprehensive Income

Other comprehensive income consists of the change in unrealized gains (losses) on SERP, securities available for sale and swap related items that were reported as a component of shareholders’ equity, net of tax.

For additional information on other comprehensive income, see Note 11 to the Consolidated Financial Statements.

Advertising	Advertising The Company expenses the costs of advertising in the period incurred.
Dividend Restrictions	Dividend Restrictions Banking regulations require maintaining certain capital levels that may limit the dividends paid by the Bank to the holding company or by the holding company to the shareholders.
Operating Segments
Operating Segments

While management monitors the revenue streams of its various products and services, operating results and financial performance are evaluated on a company-wide basis.  The Company’s management uses consolidated results to make operating and strategic decisions.  Accordingly, there is only one reportable segment.

Recent Accounting Pronouncements	Recent Accounting Pronouncements
Goodwill
Goodwill

The Company accounts for goodwill and other intangible assets in accordance with FASB ASC Topic 350, “Intangibles – Goodwill and Other,” which allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test.  Based on a qualitative assessment, management determined that the Company’s recorded goodwill totaling $1.5 million, which resulted from the 2005 acquisition of its Phillipsburg, New Jersey branch, is not impaired as of December 31, 2017.